INCOME TAX - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Deferred tax assets	₽ 11,683	₽ 8,778
Deferred tax liabilities	(17,901)	(19,191)
Net deferred tax liabilities	₽ (6,218)	₽ (10,413)	₽ (7,891)